Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2020
Investments accounted for using equity method [abstract]
Summary of debt instruments and DFI	This portfolio is composed of debt instruments and DFIs as shown below:

Notional Amounts (in thousands of each Currency)	U.S. $
Debt	(3,972,777)
DFIs
Interest Rate Swaps	400,000
Interest Rate Options	(2,500,000)

Details of Interest Rate Sensitivity

INTEREST RATE and CURRENCY DFIs Interest rate sensitivity to + 10 bp
	Interbank Yield Curves			PEMEX Curves
Currency	Sensitivity debt	Sensitivity DFIs	Sensitivity net	Sensitivity debt
CHF	1,472	(1,318)	154	1,352
Euro	75,107	(59,653)	15,454	56,790
Pound Sterling	4,123	(3,845)	278	3,469
Yen	5,478	(2,202)	3,276	4,314
Peso	32,446	731	33,177	25,855
UDI	12,935	(12,935)	0	7,093
U.S. dollar	1,425,168	198,150	1,623,318	482,311
			Figures not audited

Details of Interest Rate and Currency Derivative Financial Instruments

INTEREST RATE and CURRENCY DFIs Exchange rate sensitivity +1% and VaR 95%
	Interbank Yield Curves				PEMEX Curves
Currency	Sensitivity Debt	Sensitivity DFIs	Sensitivity Net	VaR 95% Net	Sensitivity Debt
CHF	(6,206)	6,168	(38)	(29)	(5,840)
Euro	(195,594)	133,604	(61,990)	(47,729)	(165,822)
Pound Sterling	(12,857)	12,804	(54)	(53)	(11,535)
Yen	(11,453)	3,123	(8,330)	(6,304)	(9,423)
Peso	(138,257)	(18,326)	(156,583)	(247,424)	(121,302)
UDI	(21,795)	21,795	(0)	(0)	(15,376)
Figures not audited

Details of Current and Potential Exposures and Aggregated By Credit Rating
The current and potential exposures, aggregated by credit rating, are as follows:
Maximum Credit Exposure by term in Petróleos Mexicanos

Rating	Current	Less than 1 year	1-3 years	3-5 years	5-7 years	7-10 years	More than 10 years
A+	159,107	688,392	558,981	306,952	117,716	119,358	—
A	18,079	248,971	338,829	301,736	167,414	100,000	—
A-	(19,996)	365,910	294,322	131,104	122,823	—	—
BBB+	397,989	546,936	720,605	613,680	556,650	261,542	174,457
BBB	211,862	466,967	767,225	867,931	648,179	438,457	320,565
BBB-	(10,213)	99,334	178,698	175,904	136,312	139,725	—
					Figures not audited

Details of Quantitative Disclosure of Debt Cash Flow's Maturities
Quantitative Disclosure of Debt Cash Flow Maturities as of December 31, 2020
(1)

	Year of expected maturity date
	2021		2022		2023		2024		2025		2026 Thereafter		Total Carrying Value		Fair Value
Liabilities
Outstanding debt
Fixed rate (U.S. dollars)	Ps.	47,898,708	Ps.	32,956,060	Ps.	48,471,704	Ps.	25,996,376	Ps.	49,333,976	Ps.	1,116,179,110	Ps.	1,320,835,934	Ps.	1,347,156,276
Average interest rate (%)														6.37%
Fixed rate (Japanese yen)		—		—		5,799,000		—		—		15,444,790		21,243,790		18,797,463
Average interest rate (%)														1.35%
Fixed rate (pounds sterling)		—		9,537,663		—		—		12,204,125		—		21,741,788		23,010,709
Average interest rate (%)														5.72%
Fixed rate (pesos)		115,284,491		1,999,401		—		57,433,886		—		31,029,696		205,747,474		199,047,983
Average interest rate (%)														7.91%
Fixed rate (UDIs)		4,314,460		—		—		—		—		33,031,555		37,346,014		30,673,537
Average interest rate (%)														4.03%
Fixed rate (euros)		42,716,224		38,987,905		34,137,539		30,418,586		40,230,700		117,736,691		304,227,645		315,417,306
Average interest rate (%)														3.77%
Fixed rate (Swiss francs)		3,385,165		—		8,228,615		—		—		—		11,613,780		11,650,958
Average interest rate (%)														1.93%

Total fixed rate debt		213,599,047		83,481,030		96,636,858		113,848,848		101,768,801		1,313,421,841		1,922,756,425		1,945,754,232
Variable rate (U.S. dollars)		122,317,252		25,979,932		11,649,479		56,443,974		5,602,565		9,506,180		231,499,382		228,630,238
Variable rate (Japanese yen)														—		—
Variable rate (euros)		—		—		15,842,049		—		—		—		15,842,049		15,375,645
Variable rate (pesos)		12,524,115		8,471,904		7,026,631		10,768,263		6,856,660		325,035		45,972,609		42,934,001

Total variable rate debt		134,841,368		34,451,836		34,518,160		67,212,237		12,459,225		9,831,215		293,314,040		286,939,885
Total debt	Ps.	348,440,415	Ps.	117,932,866	Ps.	131,155,018	Ps.	181,061,085	Ps.	114,228,026	Ps.	1,323,253,056	Ps.	2,216,070,465	Ps.	2,232,694,117

Note: Numbers may not total due to rounding.

(1)
The information in this table has been calculated using exchange rates at December 31, 2020 of: Ps. 19.9487 = U.S. $1.00; Ps. 0.1933 = 1.00 Japanese yen; Ps. 27.2579 = 1.00 pound sterling; Ps. 6.605597 = 1.00 UDI; Ps. 24.4052 = 1.00 euro; and Ps. 22.5720 = 1.00 Swiss franc.

Quantitative Disclosure of Debt Cash Flow Maturities as of December 31, 2019
(1)

	Year of expected maturity date
	2020	2021	2022	2023	2024	2025 Thereafter	Total Carrying Value	Fair Value
Liabilities
Outstanding debt
Fixed rate (U.S. dollars)	Ps. 52,874,594	Ps. 36,474,941	Ps. 36,288,484	Ps. 51,814,555	Ps. 24,377,105	Ps. 959,097,000	Ps. 1,160,926,679	Ps. 1,233,260,685
Average interest rate (%)							6.2535%
Fixed rate (Japanese yen)	—	—	—	5,202,000	—	13,848,692	19,050,692	17,812,094
Average interest rate (%)							1.3483%
Fixed rate (pounds sterling)	—	—	8,725,102	—	—	11,157,892	19,882,994	21,733,929
Average interest rate (%)							5.7247%
Fixed rate (pesos)	10,009,595	20,004,204	1,999,293	—	57,381,081	30,985,764	120,379,937	114,148,170
Average interest rate (%)							7.4867%
Fixed rate (UDIs)	5,137,194	4,183,481	—	—	—	32,067,846	41,388,521	37,209,163
Average interest rate (%)							4.0514%
Fixed rate (euros)	27,490,652	36,993,461	33,752,122	29,564,507	26,321,684	136,705,664	290,828,090	314,159,720
Average interest rate (%)							3.7095%
Fixed rate (Swiss francs)	11,669,169	2,920,578	—	7,081,249	—	—	21,670,996	22,167,273
Average interest rate (%)							1.6996%

Total fixed rate debt	107,181,204	100,576,665	80,765,001	93,662,311	108,079,870	1,183,862,858	1,674,127,909	1,760,491,034

Variable rate (U.S. dollars)	37,129,938	14,165,499	23,671,360	10,931,702	53,275,137	14,051,426	153,225,062	153,747,749

Variable rate (Japanese yen)	11,097,600	—	—	—	—	—	11,097,600	11,112,957

Variable rate (euros)	983,647	—	—	13,734,663	—	—	14,718,310	14,969,735

Variable rate (pesos)	55,384,990	8,456,465	8,435,081	6,991,763	10,600,586	6,989,516	96,858,401	96,135,647

Total variable rate debt	104,596,175	22,621,964	32,106,441	31,658,128	63,875,723	21,040,942	275,899,373	275,966,088

Total debt	Ps. 211,777,379	Ps. 123,198,629	Ps. 112,871,442	Ps. 125,320,439	Ps. 171,955,593	Ps. 1,204,903,800	Ps. 1,950,027,282	Ps. 2,036,457,122

Note: Numbers may not total due to rounding.

(1)
The information in this table has been calculated using exchange rates at December 31, 2019 of: Ps. 18.8452 = U.S. $1.00; Ps. 0.1734 = 1.00 Japanese yen; Ps. 24.9586

= 1.00 pound sterling; Ps. 6.399018 = 1.00 UDI; Ps. 21.1537 = 1.00 euro; and Ps. 19.4596

= 1.00 Swiss franc.

Summary of Financial Liabilities Interest And Principal Cash Flow Maturities

The following tables show the estimated amount of principal and interest cash flow maturities of PEMEX’s financial liabilities as of December 31, 2020 and 2019 (DFIs are not included):
Financial Liabilities Interest and Principal Cash Flow Maturities as of December 31, 2020
(1)

	Year of expected maturity date
	Total Carrying Value	2021	2022	2023	2024	2025	2026 Thereafter	Total

Financial Liabilities
Suppliers	281,978,041	281,978,041	—	—	—	—	—	281,978,041
Accounts and accrued expenses Payable	30,709,497	30,709,497	—	—	—	—	—	30,709,497
Leases	63,184,128	12,899,935	8,695,992	8,660,013	8,151,473	7,392,278	54,962,972	100,762,663
Debt	2,258,727,317	386,573,778	230,702,075	322,593,741	277,735,672	203,016,590	2,243,851,381	3,664,473,237

Total	Ps.2,634,598,983	Ps.712,161,251	Ps.239,398,067	Ps.331,253,754	Ps.285,887,145	Ps.210,408,868	Ps.2,298,814,353	Ps.4,077,923,438
Note: Numbers may not total due to rounding.
(1)
The information in this table has been calculated using exchange rates on December 31, 2020 of: Ps. 19.9487 = U.S. $1.00; Ps. 0.1933 = 1.00 Japanese yen; Ps. 27.2579

= 1.00 pound sterling; Ps. 6.605597 = 1.00 UDI; Ps. 24.4052 = 1.00 euro; and Ps. 22.5720

= 1.00 Swiss franc.

Financial Liabilities Interest and Principal Cash Flow Maturities as of December 31, 2019
(1)

	Year of expected maturity date
	Total Carrying Value	2020	2021	2022	2023	2024	2025 Thereafter	Total

Financial Liabilities
Suppliers	208,034,407	208,034,407	—	—	—	—	—	208,034,407
Accounts and accrued expenses Payable	26,055,151	26,055,151	—	—	—	—	—	26,055,151
Leases	68,148,628	11,424,336	9,982,471	9,507,408	9,493,269	9,361,805	62,776,808	112,546,097
Debt	1,983,174,088	312,757,186	222,227,670	205,355,068	213,879,603	254,613,606	2,104,560,030	3,313,393,163

Total	Ps.2,285,412,274	Ps.558,271,080	Ps.232,210,141	Ps.214,862,476	Ps.223,372,872	Ps.263,975,411	Ps.2,167,336,838	Ps.3,660,028,818
Note: Numbers may not total due to rounding.
(1)
The information in this table has been calculated using exchange rates at December 31, 2019 of: Ps. 18.8452 = U.S. $1.00; Ps. 0.1734 = 1.00 Japanese yen; Ps. 24.9586

= 1.00 pound sterling; Ps. 6.399018 = 1.00 UDI; Ps. 21.1537 = 1.00 euro; and Ps. 19.4596

= 1.00 Swiss franc.

Summary of Fair Values and Notional Amounts of DFIs that were designated as non-hedges

		December 31, 2020.		December 31, 2019
DFI	Position	Notional Amount	Fair Value	Notional Amount	Fair Value
Interest rate swaps	PEMEX pays fixed in U.S. dollar and receives floating in 3-month U.S. dollar LIBOR + spread.	9,350,953	(330,814)	11,189,338	(79,096)
Interest rate swaps	PEMEX pays fixed in U.S. dollar and receives floating in 6-month U.S. dollar LIBOR + spread.	9,724,991	(370,094)	11,024,442	(9,181)
Cross-currency swaps	PEMEX pays the 28-day TIIE + spread in pesos and receives fixed in UDI.	33,513,214	6,834,051	37,742,553	3,116,439
Cross-currency swaps	PEMEX pays floating in 6-month U.S. dollar LIBOR + spread and receives floating in 6-month yen LIBOR + spread.	—	—	12,419,108	(1,403,975)
Cross-currency swaps	PEMEX pays fixed in U.S. dollar and receives fixed in Japanese yen.	4,814,650	505,772	4,548,319	316,373
Cross-currency swaps	PEMEX pays floating in 3-month U.S. dollar LIBOR + spread and receives floating in 3-month euro LIBOR + spread.	15,277,498	761,958	14,432,394	(523,552)
Cross-currency swaps	PEMEX pays fixed in U.S. dollar and receives fixed in euro.	277,574,150	9,177,152	292,557,157	(5,606,276)
Cross-currency swaps	PEMEX pays floating in 6-month U.S. dollar LIBOR + spread and receives fixed in pound sterling.	9,781,187	712,072	9,204,373	526,632
Cross-currency swaps	PEMEX pays fixed in U.S. dollar and receives fixed in pound sterling.	11,802,848	126,965	11,149,951	(9,852)
Cross-currency swaps	PEMEX pays fixed in U.S. dollar and receives fixed in CHF.	10,300,166	913,809	20,729,537	797,159
Interest Rate Options	PEMEX Buy Cap, Sell Floor on floating in U.S. dollar LIBOR 1M.	49,871,750	(1,331,187)	—	—
Currency Options	PEMEX Buy Put, Sell Put and Sell Call on Japanese yen	15,456,770	14,918	13,881,133	123,244
Currency Options	PEMEX Buy call, Sell Call and Sell Put on euro	121,240,404	3,167,805	105,123,586	360,731
Currency Options	PEMEX Sell Call on pound sterling	12,271,443	(85,994)	11,242,387	(81,137)
Currency Options	PEMEX Sell Call on CHF	8,225,571	(70,196)	7,116,252	(74,535)
Currency Options	PEMEX Sell Call on euro	104,181,452	(2,118,100)	66,560,662	(1,223,283)
Interest rate swaps	PEMEX pays fixed in U.S. dollar and receives floating in U.S. dollar LIBOR 1M.	482,561	(11,199)	768,561	(10,954)

Subtotal			17,896,918		(3,781,263)

		December 31, 2020		December 31, 2019
IFD		Volume (MMb)	Fair Value	Volume (MMb)	Fair Value

Crude oil Options	PEMEX buys Put and sells Put	55.20	(1,266,940)	85.05	(1,372,577)

		December 31, 2020		December 31, 2019
DFI	Market	Volume (MMb)	Fair value	Volume (MMb)	Fair value

Futures	Exchange traded	0.64	Ps.(32,340)	2.4	Ps.(124,835)

Petroleum Products Swaps	Exchange traded	(1.48)	Ps.(95,572)	4.3	Ps.(318,410)
Notes: Amounts may not total due to rounding.
(1)
The fair value of the Futures and the Petroleum Products Swaps was recognized as “Cash and cash equivalents” in the statement of financial position because PEMEX considered these financial assets to be fully liquid.

Summary of Location on the Consolidated Statement of Financial Position and the Fair Value of DFIs
The following table presents the fair value of PEMEX’s DFIs that are included in the consolidated statement of financial position in Derivative financial instruments (including both DFIs that have not reached maturity and those that have reached maturity but have not been settled), as of December 31, 2020 and 2019:

Derivatives assets Fair value
	December 31, 2020	December 31, 2019

Derivatives not designated as hedging instruments
Crude oil options	Ps. —	Ps. —
Currency options	3,184,942	559,751
Natural gas options	—	—
Cross-currency swaps	22,763,051	10,936,579
Natural gas swaps	—	—
Interest rate swaps	—	—
Others	—	—

Total derivatives not designated as hedging instruments	25,947,993	11,496,330

Total assets	Ps. 25,947,993	Ps. 11,496,330

	Derivatives liabilities Fair value
	December 31, 2020	December 31, 2019

Derivatives not designated as hedging instruments
Crude oil options	Ps.(1,266,940)	Ps.(1,372,577)
Currency options	(2,219)	(75,776)
Natural gas options	—	—
Interest rate options	(1,331,187)	—
Cross-currency swaps	(6,005,562)	(15,102,586)
Natural gas swaps	—	—
Interest rate swaps	(712,107)	(99,232)
Others	—	—

Total derivatives not designated as hedging instruments	(9,318,015)	(16,650,171)

Total liabilities	Ps. (9,318,015)	Ps. (16,650,171)

Net total	Ps. 16,629,978	Ps. (5,153,841)

Summary of Net Gain (Loss) Recognized in Income on Derivative Financial Instruments
Accounting treatment
PEMEX enters into derivatives transactions with the sole purpose of hedging financial risks related to its operations, firm commitments, planned transactions and assets and liabilities recorded on its statement of financial position. Nonetheless, some of these transactions do not qualify for hedge accounting treatment because they do not meet the requirements of the accounting standards for designation as hedges. They are therefore recorded in the financial statements as instruments entered into for trading purposes, despite the fact that their cash flows are offset by the cash flows of the positions (assets or liabilities) to which they relate. As a result, the changes in their fair value are recognized in the “Derivative financial instruments (cost) income, net” line item in the consolidated statement of comprehensive income.
As of December 31, 2020 and 2019, the net fair value of PEMEX’s DFIs (including both DFIs that have not reached maturity and those that have reached maturity but have not been settled), recognized in the consolidated statement of financial position, was Ps. 16,629,978 and Ps. (5,153,841), respectively. As of December 31, 2020 and 2019, PEMEX did not have any DFIs designated as hedges.
The following table shows the fair values and notional amounts of PEMEX’s DFIs, including those with an open position and those that have matured but that have not been settled, which were designated as non-hedges
for accounting purposes and entered into for trading purposes as of December 31, 2020 and 2019. It should be noted that:

•	DFI’s fair value includes CVA and is calculated based on market quotes obtained from market sources such as Bloomberg and PIP.

•
Fair value is calculated internally, either by discounting cash flows with the corresponding zero-coupon
yield curve, in the original currency, or through other standard methodologies commonly used in the financial markets for certain specific instruments.

		December 31, 2020.		December 31, 2019
DFI	Position	Notional Amount	Fair Value	Notional Amount	Fair Value
Interest rate swaps	PEMEX pays fixed in U.S. dollar and receives floating in 3-month U.S. dollar LIBOR + spread.	9,350,953	(330,814)	11,189,338	(79,096)
Interest rate swaps	PEMEX pays fixed in U.S. dollar and receives floating in 6-month U.S. dollar LIBOR + spread.	9,724,991	(370,094)	11,024,442	(9,181)
Cross-currency swaps	PEMEX pays the 28-day TIIE + spread in pesos and receives fixed in UDI.	33,513,214	6,834,051	37,742,553	3,116,439
Cross-currency swaps	PEMEX pays floating in 6-month U.S. dollar LIBOR + spread and receives floating in 6-month yen LIBOR + spread.	—	—	12,419,108	(1,403,975)
Cross-currency swaps	PEMEX pays fixed in U.S. dollar and receives fixed in Japanese yen.	4,814,650	505,772	4,548,319	316,373
Cross-currency swaps	PEMEX pays floating in 3-month U.S. dollar LIBOR + spread and receives floating in 3-month euro LIBOR + spread.	15,277,498	761,958	14,432,394	(523,552)
Cross-currency swaps	PEMEX pays fixed in U.S. dollar and receives fixed in euro.	277,574,150	9,177,152	292,557,157	(5,606,276)
Cross-currency swaps	PEMEX pays floating in 6-month U.S. dollar LIBOR + spread and receives fixed in pound sterling.	9,781,187	712,072	9,204,373	526,632
Cross-currency swaps	PEMEX pays fixed in U.S. dollar and receives fixed in pound sterling.	11,802,848	126,965	11,149,951	(9,852)
Cross-currency swaps	PEMEX pays fixed in U.S. dollar and receives fixed in CHF.	10,300,166	913,809	20,729,537	797,159
Interest Rate Options	PEMEX Buy Cap, Sell Floor on floating in U.S. dollar LIBOR 1M.	49,871,750	(1,331,187)	—	—
Currency Options	PEMEX Buy Put, Sell Put and Sell Call on Japanese yen	15,456,770	14,918	13,881,133	123,244
Currency Options	PEMEX Buy call, Sell Call and Sell Put on euro	121,240,404	3,167,805	105,123,586	360,731
Currency Options	PEMEX Sell Call on pound sterling	12,271,443	(85,994)	11,242,387	(81,137)
Currency Options	PEMEX Sell Call on CHF	8,225,571	(70,196)	7,116,252	(74,535)
Currency Options	PEMEX Sell Call on euro	104,181,452	(2,118,100)	66,560,662	(1,223,283)
Interest rate swaps	PEMEX pays fixed in U.S. dollar and receives floating in U.S. dollar LIBOR 1M.	482,561	(11,199)	768,561	(10,954)

Subtotal			17,896,918		(3,781,263)

		December 31, 2020		December 31, 2019
IFD		Volume (MMb)	Fair Value	Volume (MMb)	Fair Value

Crude oil Options	PEMEX buys Put and sells Put	55.20	(1,266,940)	85.05	(1,372,577)

		December 31, 2020		December 31, 2019
DFI	Market	Volume (MMb)	Fair value	Volume (MMb)	Fair value

Futures	Exchange traded	0.64	Ps.(32,340)	2.4	Ps.(124,835)

Petroleum Products Swaps	Exchange traded	(1.48)	Ps.(95,572)	4.3	Ps.(318,410)
Notes: Amounts may not total due to rounding.
(1)
The fair value of the Futures and the Petroleum Products Swaps was recognized as “Cash and cash equivalents” in the statement of financial position because PEMEX considered these financial assets to be fully liquid.

The exchange rate for U.S. dollars as of December 31, 2020 and 2019 was Ps. 19.9487 and Ps. 18.8452 per U.S. dollar, respectively. The exchange rate for euros as of December 31, 2020 and 2019 was Ps. 24.4052 and Ps. 21.1537 per euro, respectively.
For the years ended December 31, 2020, 2019 and 2018, PEMEX recognized a net gain (loss) of Ps. 17,096,141, Ps. (23,263,923) and Ps. (19,115,951), respectively, in the “Derivative financial instruments (cost) income, net” line item with respect to DFIs treated as instruments entered into for trading purposes.
The following table presents the fair value of PEMEX’s DFIs that are included in the consolidated statement of financial position in Derivative financial instruments (including both DFIs that have not reached maturity and those that have reached maturity but have not been settled), as of December 31, 2020 and 2019:

Derivatives assets Fair value
	December 31, 2020	December 31, 2019

Derivatives not designated as hedging instruments
Crude oil options	Ps. —	Ps. —
Currency options	3,184,942	559,751
Natural gas options	—	—
Cross-currency swaps	22,763,051	10,936,579
Natural gas swaps	—	—
Interest rate swaps	—	—
Others	—	—

Total derivatives not designated as hedging instruments	25,947,993	11,496,330

Total assets	Ps. 25,947,993	Ps. 11,496,330

	Derivatives liabilities Fair value
	December 31, 2020	December 31, 2019

Derivatives not designated as hedging instruments
Crude oil options	Ps.(1,266,940)	Ps.(1,372,577)
Currency options	(2,219)	(75,776)
Natural gas options	—	—
Interest rate options	(1,331,187)	—
Cross-currency swaps	(6,005,562)	(15,102,586)
Natural gas swaps	—	—
Interest rate swaps	(712,107)	(99,232)
Others	—	—

Total derivatives not designated as hedging instruments	(9,318,015)	(16,650,171)

Total liabilities	Ps. (9,318,015)	Ps. (16,650,171)

Net total	Ps. 16,629,978	Ps. (5,153,841)

The following tables presents the net gain (loss) recognized in income on PEMEX’s DFIs for the years ended December 31, 2020, 2019 and 2018, in the consolidated statement of comprehensive income which is presented in the “Derivative financial instruments (cost) income, net” line item:

Derivatives not designated as hedging instruments	Amount of gain (loss) recognized in the Statement of operations on derivatives
	December 31, 2020		December 31, 2019		December 31, 2018
Forwards	Ps.	—	Ps.	—	Ps.	2,007,393
Futures		(1,612,650)		(1,460,990)		374,112
Crude oil options		4,996,014		(2,762,358)		2,329,051
Currency options		2,698,749		(2,447,050)		(2,210,301)
Natural gas options		—		49		185
Interest rate options		(1,802,514)		—		—
Cross-currency swaps		13,770,848		(16,019,238)		(21,902,567)
Crude oil futures swaps		(176,341)		—		—
Natural gas swaps		—		2		117
Interest rate swaps		(777,965)		(574,338)		286,059
Others		—		—		—

Total	Ps.	17,096,141	Ps.	(23,263,923)	Ps.	(19,115,951)